Fair Value Accounting - Schedule of Changes in Fair Value Included in Net Income and Mortgage Loans Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Mortgage loans held for sale	$ 384	$ (1,033)	$ 839
Fair value	36,593	33,448	47,338
Unpaid principal balance	35,531	32,770	45,627
Fair value less aggregate unpaid principal balance	$ 1,062	$ 678	$ 1,711